The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

(312) 630-6000

Marcia Y. Lucas

(312) 557-3361

ml141@ntrs.com

June 3, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Equity Long/Short Opportunities Fund

1940 Act Registration No. 811-22611

Ladies and Gentlemen:

On behalf of Equity Long/Short Opportunities Fund (the “Trust”) and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, we are transmitting for electronic filing the Trust’s report on Form N-CSR for the period ended March 31, 2016.

Please direct any comments to the undersigned at (312) 557-3361.

Very truly yours,

/s/ Marcia Y. Lucas
Marcia Y. Lucas

Enclosure